Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Benefit Plans
Schedule of Information about the plan's funded status and pension cost

	Pension Benefits
	2022	2021

	(In thousands)
Change in benefit obligation
Beginning of year	$(7,558)	$(7,215)
Service cost	(519)	(528)
Interest cost	(274)	(239)
Actuarial gain (loss)	2,989	45
Benefits paid	282	379

End of year	(5,078)	(7,558)

Change in fair value of plan assets
Beginning of year	7,744	6,522
Actual return on plan assets	(1,217)	944
Employer contribution	744	657
Benefits paid	(283)	(379)

End of year	6,988	7,744

Funded (unfunded) status at end of year	$1,910	$186

Schedule of components of net periodic benefit cost

	Pension Benefits
	2022	2021

	(In thousands)
Unamortized net loss	$1,150	$2,531
Unamortized prior service	(315)	(403)

	$835	$2,128

Schedule of Information For the Pension Plan With Respect To Accumulated Benefit Obligation And Plan Assets

	December 31,
	2022	2021

	(In thousands)
Projected benefit obligation	$5,078	$7,558
Accumulated benefit obligation	$4,421	$6,405
Fair value of plan assets	$6,988	$7,744

Schedule of pension expense

	December 31,
	2022	2021

	(In thousands)
Projected benefit obligation	$5,078	$7,558
Accumulated benefit obligation	$4,421	$6,405
Fair value of plan assets	$6,988	$7,744

	December 31,
	2022	2021

	(In thousands)
Components of net periodic benefit cost
Service cost	$519	$528
Interest cost	274	239
Expected return on plan assets	(575)	(487)
Amortization of prior service credit	(89)	(89)
Amortization of net loss	183	270

Net periodic benefit cost	$312	$461

Schedule of Significant Assumptions

	Pension Benefits
	2022	2021
Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.75%	3.75%
Rate of compensation increase	3.50%	3.50%

Weighted-average assumptions used to determine benefit cost:
Discount rate	3.75%	3.75%
Expected return on plan assets	7.00%	7.00%
Rate of compensation increase	3.50%	3.50%

Schedule of Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2022:

Pension
Benefits
(In thousands)
2023	$285
2024	304
2025	333
2026	318
2027	613
2028-2032	3,795
Total	$5,648

Schedule of Target Asset Allocation Percentages

Large-Cap stocks	Not to exceed 68%
Small-Cap stocks	Not to exceed 23%
Mid-Cap stocks	Not to exceed 23%
International equity securities	Not to exceed 30%
Fixed income investments	Not to exceed 35%
Alternative investments	Not to exceed 19%

Schedule of Investment of Fair Value of Plan Assets as a Percentage of the Total

	December 31,
	2022	2021
Equity securities	70.0%	69.5%
Debt securities	27.8	28.0
Cash and cash equivalents	2.2	2.5

	100.0%	100.0%

Schedule of Fair Values of Company's Pension Plan By Asset Category

December 31, 2022
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	Total Fair	Identical Assets	Inputs	Inputs
Asset Category	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
Mutual money market	$154	$154	$—	$—
Mutual funds – equities
ETF mutual funds	4,445	4,445	—	—
Large and small Cap	142	142	—	—
International	301	301
Mutual funds – fixed income
Fixed income	1,348	1,348	—	—
ETF fixed income	598	598	—	—

Total	$6,988	$6,988	$—	$—

December 31, 2021
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	Total Fair	Identical Assets	Inputs	Inputs
Asset Category	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
Mutual money market	$198	$198	$—	$—
Mutual funds – equities
ETF mutual funds	4,964	4,964	—	—
Large and small Cap	99	99	—	—
International	319	319
Mutual funds – fixed income
Fixed income	1,340	1,340	—	—
ETF fixed income	824	824	—	—

Total	$7,744	$7,744	$—	$—

Schedule of Share Information for the ESOP

	2022	2021
Allocated shares at beginning of the year	398,104	417,086
Net shares distributed due to retirement/diversification	(13,700)	(18,982)

Total ESOP shares	384,404	398,104

Fair value of unearned shares at December 31st	$—	$—